Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Feb. 28, 2023	Aug. 31, 2022
CURRENT ASSETS
Cash	$ 60,886	$ 29,382
Short-term investments		2,056
Current assets from discontinued operations		18,142
TOTAL CURRENT ASSETS	60,886	49,580
NON-CURRENT ASSETS
Right-of-use assets, net	29
TOTAL NON-CURRENT ASSETS	29
TOTAL ASSETS	60,915	49,580
CURRENT LIABILITIES
Interest payable	11,210	8,305
Accrued expenses and other current liabilities	638	2,054
Loans payable to third parties	6,500	4,500
Short-term loans		220
Long-term loans, current portion	61,240	61,240
Operating lease liabilities - current	17
Convertible senior notes	35,000
Current liabilities from discontinued operations		719,715
TOTAL CURRENT LIABILITIES	114,605	796,034
NON-CURRENT LIABILITIES
Operating lease liabilities - non-current	18
Convertible senior notes		35,000
TOTAL LIABILITIES	114,623	831,034
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Class A ordinary shares (US$0.000001 par value; 40 billion shares authorized as of August 31, 2022 and February 28, 2023; 14,611,659,561 issued and outstanding as of August 31, 2022 and 36,016,603,594 issued and outstanding as of February 28, 2023, respectively)	36	14
Additional paid-in capital	900,829	896,100
Statutory reserve		2,385
Accumulated deficits	(954,573)	(1,668,957)
Accumulated other comprehensive income		(7,220)
Total Meta Data Limited shareholders' equity	(53,708)	(777,678)
Non-controlling interests		(3,776)
Total shareholders' equity	(53,708)	(781,454)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 60,915	$ 49,580